Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2025